Note 4 - Assets Measured on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans	$ 14,629	$ 12,848
Other real estate owned	1,142	1,412
Estimate of Fair Value Measurement [Member]
Impaired loans	14,629	12,848
Other real estate owned	1,142	1,412
Impaired loans	14,954	13,681
Other real estate owned	$ 1,100	$ 1,100